Share-based compensation (Restricted stock units and restricted stocks activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average grant date fair value ($)
Share based compensation expense	$ 96,087	$ 69,187	$ 69,410
Time based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	2,108,403
Granted (in shares)	1,949,786
Vested (in shares)	(908,588)
Forfeited (in shares)	(8,722)
Number at end of period (in shares)	3,140,879	2,108,403
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 43.81
Granted (in USD per share)	53.57
Vested (in USD per share)	50.94
Forfeited (in USD per share)	45.67
Number at end of period (in USD per share)	$ 47.80	$ 43.81
Peformance based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	2,254,212
Granted (in shares)	3,265,427
Vested (in shares)	(509,847)
Forfeited (in shares)	0
Number at end of period (in shares)	5,009,792	2,254,212
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 49.11
Granted (in USD per share)	52.67
Vested (in USD per share)	51.85
Forfeited (in USD per share)	0
Number at end of period (in USD per share)	$ 51.15	$ 49.11
Restricted stock | NV Equity Plan
Number
Granted (in shares)	3,832,382
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	3,506,094
Shares withheld to pay taxes (in shares)	326,288
Shares withheld to pay taxes, treated as granted (in shares)	169,673
Share based compensation expense	$ 9,700
Restricted stock | Nv Equity Plan - Executives
Number
Granted (in shares)	625,000
Weighted average grant date fair value ($)
Number at end of period (in USD per share)	$ 42.33
Aggregate fair value of outstanding restricted stock	$ 26,500
Restricted stock | Nv Equity Plan - Executives | First Milestone
Number
Number at end of period (in shares)	312,500
Weighted average grant date fair value ($)
Average share price (in USD per share)	$ 75
Number of consecutive calendar days, average share price	30 days
Restricted stock | Nv Equity Plan - Executives | Second Milestone
Number
Number at end of period (in shares)	312,500
Weighted average grant date fair value ($)
Average share price (in USD per share)	$ 90
Number of consecutive calendar days, average share price	30 days
Restricted stock units | NV Equity Plan
Number
Vested (in shares)	(984,972)
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	169,673
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	609,557
Lapsed restrictions on restricted stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	235,629
Restricted stock issued (in shares)	263,790